Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 2,683,387	$ 3,125,472
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.50%	0.70%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (442,085)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(14.10%)
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 1,332,106	$ 1,682,240
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.30%	0.40%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (350,134)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(20.80%)
Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 64,479	$ 100,408
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.00%	0.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (35,929)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(35.80%)
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 1,136,322	$ 939,946
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.20%	0.20%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 196,376
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	20.90%
Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 150,480	$ 402,878
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.00%	0.10%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ (252,398)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(62.60%)